Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Reconciliation of number of shares outstanding

Number of shares 000s	2021	2020	2019
As of 1 January	5 617 496	5 605 581	5 593 162
Settlement of share-based payments	17 497	11 915	12 396
Stock options exercised	–	–	23
As of 31 December	5 634 993	5 617 496	5 605 581

Schedule of translation differences, fair value and other reserves

		Fair value and other reserves
	Translation	Pension	Hedging	Cost of hedging	Fair value
EURm	differences	remeasurements	reserve	reserve	reserve
As of 1 January 2019	(592)	1 137	(21)	8	(61)
Foreign exchange translation differences	259	–	–	–	–
Net investment hedging losses	(40)	–	–	(6)	–
Remeasurements of defined benefit plans	–	319	–	–	–
Net fair value losses	–	–	(17)	(34)	(101)
Transfer to income statement	1	–	32	18	107
Other increase	–	1	–	–	–
As of 31 December 2019	(372)	1 457	(6)	(14)	(55)
Foreign exchange translation differences	(1 231)	–	–	–	–
Net investment hedging gains	307	–	–	1	–
Remeasurements of defined benefit plans	–	484	–	–	–
Net fair value gains/(losses)	–	–	13	(13)	(175)
Transfer to income statement	–	–	(5)	16	208
Other decrease	(1)	–	–	–	–
Movement attributable to non-controlling interests	2	(1)	–	–	–
As of 31 December 2020	(1 295)	1 940	2	(10)	(22)
Foreign exchange translation differences	1 162	–	–	–	–
Net investment hedging losses	(249)	–	–	–	–
Remeasurements of defined benefit plans	–	2 302	–	–	–
Net fair value (losses)/gains	–	–	(15)	5	(25)
Transfer to income statement	(7)	–	6	4	32
Movement attributable to non-controlling interests	(7)	–	–	–	–
As of 31 December 2021(1)	(396)	4 242	(7)	(1)	(15)

(1)	In 2021, translation differences includes EUR 226 million (EUR 475 million in 2020 and EUR 168 million in 2019) of gains related to net investment hedging.